Stradley Ronon Stevens & Young, LLP 2005 Market Street Suite 2600 Philadelphia, PA 19103 Telephone 215.564.8000 Fax 215.564.8120 www.stradley.com

Brian Crowell
bcrowell@stradley.com
215.564.8082

1933 Act Rule 497(j)
1933 Act File No. 333-239440
1940 Act File No. 811-23580
December 8, 2022
VIA EDGAR
Filing Desk
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C.  20549
Re:	Dimensional ETF Trust (“the Registrant”)
File Nos. 333-239440 and 811-23580
Rule 497(j) Filing

Ladies and Gentlemen:
Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, this letter serves as certification that: (i) the form of Prospectuses and Statements of Additional Information that would have been filed under paragraph (c) of Rule 497 would not have differed from those contained in Post-Effective Amendment Nos. 17/21 to the Registration Statement of the Registrant; and (ii) the text of Post-Effective Amendment Nos. 17/21 to the Registration Statement of the Registrant was filed electronically with the U.S. Securities and Exchange Commission via the EDGAR system on December 2, 2022 (Accession No. 0000930413-22-002002).
Please direct questions and comments relating to this filing to me at the above number, or in my absence, to Jana Cresswell at (215) 564-8048.

Sincerely,

/s/ Brian Crowell
Brian Crowell

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